Pension and Post-retirement and Other Benefit Plans - Actual Pension Plans' Asset Allocations by Level Within the Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 249.7	$ 237.7	$ 301.8
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8.7	2.8	2.4
All caps
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	15.6	25.6
International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	39.2	64.8
Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	10.3	14.8
Government securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	55.2	32.5	34.6
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	125.8	109.3	135.1
Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	15.3	13.7	12.7
Fair Value, Inputs, Level 1, 2 and 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	205.0	223.4	290.0
Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8.7	13.1	25.2
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8.7	2.8	2.4
Level 1 | All caps
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	0.0	0.0
Level 1 | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	0.0	0.0
Level 1 | Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	10.3	14.8
Level 1 | Government securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	0.0	0.0
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	0.0	8.0
Level 1 | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	0.0	0.0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	196.3	210.3	264.8
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	0.0	0.0
Level 2 | All caps
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	15.6	25.6
Level 2 | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	39.2	64.8
Level 2 | Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0.0	0.0	0.0
Level 2 | Government securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	55.2	32.5	34.6
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	125.8	109.3	127.1
Level 2 | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	15.3	13.7	12.7
Fair Value Measured at Net Asset Value Per Share | Investments valued using NAV as a practical expedient(7)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 44.7	$ 14.3	$ 11.8